ACQUISITIONS	12 Months Ended
Mar. 31, 2017
ACQUISITIONS
ACQUISITIONS

3.ACQUISITIONS

(1)	Acquisition of Shanghai Huajian Management

The Group purchased 33% equity interest of Shanghai Huajian Management from an individual shareholder in January 2014 with a consideration of $6,376.

Subsequently, the Group signed agreements with two other shareholders of Shanghai Huajian Management to acquire the remaining 37% and 30% of Shanghai Huajian Management for cash considerations of $7,484 and $5,382 in May and June 2014 respectively. The acquisition of the above remaining 67% equity interest of Shanghai Huajian Management was completed on July 1, 2014. Additionally, iKang granted 300,000 options at the exercise price of $16.18 per share (or equivalent to $8.09 per ADS) to one of the former shareholders of Shanghai Huajian Management on August 1, 2014 pursuant to an agreement entered into on December 30, 2013. The grant of the options was considered by management to be additional purchase consideration for Shanghai Huajian Management with a fair value of $7,202, which was settled in the year ended March 31, 2016.

On July 1, 2014, iKang obtained control of Shanghai Huajian Management. At the date of the acquisition, iKang’s existing 33% equity interest in Shanghai Huajian Management was remeasured to its fair value of $7,661, resulting in a gain of $883 recognized in the year ended March 31, 2015.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$4,738
Non-current assets	5,673
Current liabilities	(5,413)

Total	4,998

Intangible assets acquired:
Customer relationship	7,339	5.5 years
Trade name	4,371	Indefinite
Operating license	97	3.0 years
Goodwill	14,032
Deferred tax liability	(3,108)

Total	22,731

Total fair value of business acquired	$27,729

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Shanghai Huajian Management have been included in the Group’s consolidated financial statements since the date of acquisition.  Shanghai Huajian Management contributed net revenue of $10,772, $16,953 and $15,944, and net loss of $676, net income $1,913 and $2,148 to the Group’s consolidated statements of operations in the years ended March 31, 2015, 2016 and 2017, respectively.

(2)	Acquisition of iKang Shenyang Hospital

On November 14, 2014, the Group acquired 100% equity interest of iKang Shenyang Hospital, formerly named Shenyang Ciming Hospital Co, Ltd., which provides medical examination services, with cash consideration of $1,636.Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life
Net tangible assets:
Non-current assets	$645

Total	645

Intangible assets acquired:
Operating license	110	4.0 years
Goodwill	982
Deferred tax liability	(101)

Total	991

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Shenyang Hospital have been included in the Group’s consolidated financial statements since the date of acquisition. iKang Shenyang Hospital contributed net revenue of $469, $348 and nil, net loss of $392, $168 and $319 to the Group’s consolidated statements of operations in the years ended March 31, 2015, 2016 and 2017, respectively.

(3)	Acquisition of iKang Shenyang Ningshan Hospital

On November 19, 2014, the Group acquired 100% equity interest of iKang Shenyang Ningshan Hospital, formerly named Shenyang Ciming Ningshan Hospital Co, Ltd., which provides medical examination services, with cash consideration of $1,628. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Non-current assets	$7

Total	7

Intangible assets acquired:
Favorable lease contract	554	2.8 years
Operating license	109	5.0 years
Goodwill	1,124
Deferred tax liability	(166)

Total	1,621

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Shenyang Ningshan Hospital have been included in the Group’s consolidated financial statements since the date of acquisition.  iKang Shenyang Ningshan Hospital contributed net revenue of $144, $417 and $81, and net loss of $124, $256 and $359 to the Group’s consolidated statements of operations in the years ended March 31, 2015, 2016 and 2017, respectively.

(4)	Acquisition of Gold iKang Shenyang Hospital

On December 19, 2014, the Group acquired 100% equity interest of Gold iKang Shenyang Hospital, formerly named Shenyang Golden Ciming Hospital Co, Ltd., which provides medical examination related services, with cash consideration of $6,447. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Non-current assets	$2,832

Current liabilities	(55)

Total	2,777

Intangible assets acquired:
Customer relationship	210	5.0 years
Operating license	64	2.5 years
Goodwill	3,464
Deferred tax liability	(68)

Total	3,670

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Gold iKang Shenyang Hospital have been included in the Group’s consolidated financial statements since the date of acquisition. Gold iKang Shenyang Hospital contributed net revenue of $44, $832 and $779, and net loss of $475, $143 and $497 to the Group’s consolidated statements of operations in the years ended March 31, 2015, 2016 and 2017, respectively.

(5)Acquisition of iKang Tianjin Hedong Dongrun

On February 17, 2015, the Group acquired 100% equity interest of iKang Tianjin Hedong Dongrun, formerly named Tianjin Hedong District Dongrun Clinic Co., Ltd., which provides medical examination services, with cash consideration of $3,032. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$141
Non-current assets	634
Current liabilities	(90)

Total	685

Intangible assets acquired:
Customer relationship	479	5.0 years
Operating license	48	1.4 years
Goodwill	2,099
Deferred tax liability	(279)

Total	2,347

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Tianjin Hedong Dongrun have been included in the Group’s consolidated financial statements since the date of acquisition. iKang Tianjin Hedong Dongrun contributed net revenue of $30, $842 and $1,026, and net loss of $47, $304 and $360 to the Group’s consolidated statements of operations in the years ended March 31, 2015, 2016 and 2017, respectively.

(5)	Acquisition of iKang Tianjin Hexi Fenghui

On February 17, 2015, the Group acquired 100% equity interest of iKang Tianjin Hexi Fenghui, formerly named Tianjin Hexi District Fenghui Clinic Co., Ltd., a company providing medical examination services, with cash consideration of $2,073. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$133
Non-current assets	356
Current liabilities	(3)

Total	486

Intangible assets acquired:
Customer relationship	415	5.0 years
Operating license	64	1.9 years
Goodwill	1,228
Deferred tax liability	(120)

Total	1,587

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Tianjin Hexi Fenghui have been included in the Group’s consolidated financial statements since the date of acquisition. iKang Tianjin Hexi Fenghui contributed net revenue of $59, $770 and $625, and net loss of $73, $426 and $679 to the Group’s consolidated statements of operations in the years ended March 31, 2015, 2016 and 2017, respectively.

(7)	Acquisition of WA HK

On March 3, 2015, the Group acquired 70% equity interest of WA HK, which provides high-end medical services and operates two medical centers in prime locations in Shanghai and Beijing, with cash consideration of $9,934. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$1,413
Non-current assets	5,459
Current liabilities	(3,006)

Total	3,866

Intangible assets acquired:
Customer relationship	2,472	3.0 years
Operating license	80	1.9-2.8 years
Goodwill	7,570
Deferred tax liability	(666)

Total	9,456

Non-controlling interest	(3,388)

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of WA Health Care have been included in the Group’s consolidated financial statements since the date of acquisition.  WA Health Care contributed net revenue of $494, $7,841 and $4,129, and net loss of $203, net income $428 and net loss $2,057 to the Group’s consolidated statements of operations in the years ended March 31, 2015, 2016 and 2017, respectively.

(8)	Acquisition of Chengdu Ommay

On April 16, 2015, the Group acquired 100% equity interest of Chengdu Ommay, formerly named as Ommay Health Management Co., Ltd., a middle to high-end private medical examination service center in Chengdu, with cash consideration of $4,033. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent appraiser and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$748
Non-current assets	499
Current liabilities	(734)

Total	513

Intangible assets acquired:
Customer relationship	936	5.0 years
Operating license	16	1.0 year
Goodwill	2,853
Deferred tax liability	(285)

Total	3,520

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Chengdu Ommay have been included in the Group’s consolidated financial statements since the date of acquisition. Chengdu Ommay contributed net revenue of $1,128 and $1,817, and net loss of $681 and $266 to the Group’s consolidated statements of operations in the years ended March 31, 2016 and 2017, respectively.

(9)	Acquisition of Yinchuan Ciming

On June 2, 2015, the Group acquired 70% of equity of Yinchuan Ciming, formerly named as Yinchuan Ciming Clinic Co., Ltd., which provides medical examination service,with cash consideration of $4,840. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Non-current assets	$927

Total	927

Intangible assets acquired:
Customer relationship	1,581	5.0 years
Operating license	32	2.0 years
Goodwill	4,406
Deferred tax liability	(493)

Total	5,526

Non-controlling interest	(1,613)

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Yinchuan Ciming have been included in the Group’s consolidated financial statements since the date of acquisition. Yinchuan Ciming contributed net revenue of $3,746 and $2,863, and net income of $803 and $25 to the Group’s consolidated statements of operations in the years ended March 31, 2016 and 2017, respectively.

(10)	Acquisition of Beijing Tianzhikangjian

On May 18, 2015, The Group acquired 100% equity interest of Beijing Tianzhikangjian with cash consideration of $21,497. Beijing Tianzhikangjian held 82.85% equity interest in Beijing Tianjian Sunny Healthcare Technology Co., Ltd. (“Tianjian Sunny”), which is a prominent medical examination center chain in China. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$7,094
Non-current assets	6,382
Current liabilities	(4,751)

Total	8,725

Intangible assets acquired:
Customer relationship	3,001	4.5 years
Operating license	371	1.7-4.6 years
Goodwill	15,542
Deferred tax liability	(1,092)

Total	17,822

Non-controlling interest	(5,050)

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Beijing Tianzhikangjian have been included in the Group’s consolidated financial statements since the date of acquisition. Beijing Tianzhikangjian contributed net revenue of $7,420 and $10,704, and net loss of $2,886 and $537 to the Group’s consolidated statements of operations in the years ended March 31, 2016 and 2017, respectively.

(11)	Acquisition of iKang Yantai Hongkang and iKang Yantai Hongkang Management (“Yantai Hongkang”)

On May 29, 2015, the Group acquired 100% equity interest in Yantai Hongkang, formerly named as Yantai Hongkang Health Management Co., Ltd. and Yantai Hongkang Health Examination Management Co., Ltd., which owns medical examination service centers in Yantai, PRC, with cash consideration of $7,422. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$592
Non-current assets	1,340
Current liabilities	(124)

Total	1,808

Intangible assets acquired:
Customer relationship	2,533	5.0 years
Operating license	113	3.8 years
Goodwill	3,690
Deferred tax liability	(722)

Total	5,614

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Yantai Hongkang have been included in the Group’s consolidated financial statements since the date of acquisition. Yantai Hongkang contributed net revenue of $3,272 and $2,543, and net loss of $66 and $28 to the Group’s consolidated statements of operations in the years ended March 31, 2016 and 2017, respectively.

(12)	Acquisition of Yantai Ciming, Weifang Kuiwen and Weihai (“Shandong Ciming Clinics”)

On August 14, 2015, the Group acquired 70% equity interest of Shandong Ciming Clinics, formerly named Yantai Ciming Medical Examination Management Co., Ltd, Weifang Kuiwen Ciming Clinic Co., Ltd. and Weihai Ciming Medical Examination Management Co., Ltd., which operates medical examination service centers in three major cities in Shandong province, with cash consideration of $7,260. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life
Net tangible assets:
Current assets	$2,770
Non-current assets	4,099
Current liabilities	(1,544)

Total	5,325

Intangible assets acquired:
Customer relationship	2,593	5.0 years
Operating license	145	1.3-4.4 years
Goodwill	2,361
Deferred tax liability	(748)

Total	4,351

Non-controlling interests	(2,416)

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Shandong Ciming Clinics have been included in the Group’s consolidated financial statements since the date of acquisition. Shandong Ciming Clinics contributed net revenue of $3,711 and $5,646, and net loss of $1,330 and $1,735 to the Group’s consolidated statements of operations in the years ended March 31, 2016 and 2017, respectively.

(13)	Acquisition of Xi’an iKang

On December 17, 2015, the Group acquired 70% equity interest of Xi’an iKang, which has 100% ownership in three medical centers under the brand name of Xi’an Inlung, formerly named Xi’an Lianhu Inlung Medical Center, Xi’an Weiyang Inlung Medical Center and Xi’an Yanta Inlung Medical Center, with a total cash consideration of $6,721, including contingent consideration of $2,846 which is primarily based on the performance of Xi’an iKang for the period from April 1, 2016 to March 31, 2017. The performance period was subsequently agreed and extended to September 30, 2017. The fair value of the contingent consideration on the acquisition date was $2,846 determined by the Group with the assistance of American Appraisal China Limited, an independent appraiser. Acquisition-related costs were nil. The fair value of the contingent consideration was remeasured at $2,626 as of March 31, 2017.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$55
Non-current assets	2,510
Current liabilities	(171)

Total	2,394

Intangible assets acquired:
Customer relationship	3,875	5.0 years
Operating license	139	3.6 years
Goodwill	7,415
Deferred tax liability	(1,014)

Total	10,415

Non-controlling interest	(3,242)

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Xi’an iKang have been included in the Group’s consolidated financial statements since the date of acquisition.  Xi’an iKang contributed net revenue of $267 and $4,866, and net loss of $663 and $784 to the Group’s consolidated statements of operations in the year ended March 31, 2016 and 2017, respectively. The change in fair value of the contingent consideration during the years ended March 31, 2016 and March 31, 2017 was nil.

(14)	Acquisition of Wuhan Xiandai Sunny

On January 1, 2016, the Group acquired 100% equity interest in Wuhan Xiandai Sunny, formerly named Wuhan Xiandai Sunny Clinic Co., Ltd., which providing medical health examination service in Wuhan, with cash consideration of $4,786. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$159
Non-current assets	793

Total	952

Intangible assets acquired:
Customer relationship	988	5.0 years
Operating license	30	1.9 years
Goodwill	3,131
Deferred tax liability	(315)

Total	3,834

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Wuhan Xiandai Sunny have been included in the Group’s consolidated financial statements since the date of acquisition. Wuhan Xiandai Sunny contributed net revenue of $120 and $742, and net loss of $173 and $702 to the Group’s consolidated statements of operations in the years ended March 31, 2016 and 2017, respectively. There is no change in fair value of contingent consideration in the year ended March 31, 2017.

(15)	Acquisition of Guizhou Wishstar

On January 22, 2016, the Group acquired 60% equity interest of Guizhou Wishstar, which provides medical examination service, with cash consideration of $8,170. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$8,170
Non-current assets	2,888

Total	11,058

Intangible assets acquired:
Customer relationship	1,064	5.0 years
Operating license	46	2.0 years
Goodwill	725
Deferred tax liability	(277)

Total	1,558

Non-controlling interest	(4,446)

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Guizhou Winstar have been included in the Group’s consolidated financial statements since the date of acquisition. Guizhou Winstar contributed net revenue of nil and $4,349, and net income of $10 and net loss $305 to the Group’s consolidated statements of operations in the years ended March 31, 2016 and 2017, respectively.

(16)	Acquisition of Beijing Bohui

On May 20, 2016, the Group acquired 100% equity interest of Beijing Bohui Clinic Co., Ltd. and Beijing Zhongpu Bohui Clinic Co., Ltd. (collectively, “Beijing Bohui”), which provide medical examination services, with cash consideration of $5,371. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful lives
Net tangible assets:
Current assets	$770
Non-current assets	1,611
Current liabilities	(2,135)

Total	246

Intangible assets acquired:
Customer relationship	504	4.6 years
Operating license	61	2.6 years
Goodwill	4,777

Deferred tax liability	(217)

Total	5,125

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Beijing Bohui have been included in the Group’s consolidated financial statements since the date of acquisition. Beijing Bohui contributed net revenue of $3,795, and net income $1,382 to the Group’s consolidated statements of operations in the year ended March 31, 2017.

(17)	Pro forma information

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended March 31, 2015 and 2016 assuming that the acquisitions of Chengdu Ommay, Yinchuan Ciming, Beijing Tianzhikangjian, Yantai Hongkang, Shandong Ciming, Wuhan Xiandai Sunny, Xi’an iKang, Guizhou Winstar occurred as of April 1, 2014. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended March 31,
	2015	2016
	(Unaudited)	(Unaudited)
Pro forma net revenue	$321,149	$385,286
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc.	$20,130	$14,319

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended March 31, 2016 and 2017 assuming that the acquisitions of Chengdu Ommay, Yinchuan Ciming, Beijing Tianzhikangjian, Yantai Hongkang, Shandong Ciming, Wuhan Xiandai Sunny, Xi’an iKang, Guizhou Winstar and Beijing Bohui occurred as of April 1, 2015. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Years ended March 31,
	2016	2017
	(Unaudited)	(Unaudited)
Pro forma net revenue	$386,848	$435,550
Pro forma net income/(loss) attributable to common shareholders of iKang Healthcare Group, Inc.	$12,450	$(11,417)

(18)	Acquisition of Asset

On September 9, 2015, the Group acquired the operating license of Tianjin Nankai Clinic with a cash consideration of $435.